UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21842

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                WHEATON, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                WHEATON, IL 60187
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 630-765-8000

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a)
JULY 31, 2009 (UNAUDITED)

   PRINCIPAL                                                                                              STATED
     VALUE                                        DESCRIPTION                                   COUPON   MATURITY        VALUE
---------------   ---------------------------------------------------------------------------   ------   --------   --------------
ASSET-BACKED SECURITIES - 62.7%
                  ABCLO, Ltd.
$     1,533,168      Series 2007-1A, Class D (b) (c) ........................................     4.41%  04/15/21   $       93,615
                  ACLC Business Loan Receivables Trust
      5,000,000      Series 1998-2, Class B (d) .............................................     6.85%  04/15/20        3,384,305
      1,499,907      Series 1999-2, Class D (d) .............................................     9.35%  01/15/21          777,372
                  Argent Securities, Inc.
        836,682      Series 2004-PW1, Class M10 (b) (c) .....................................     3.54%  06/25/34            5,393
                  Atherton Franchisee Loan Funding
      2,671,795      Series 1999-A, Class A2 (d) ............................................     7.23%  03/15/21        2,514,356
                  BankAmerica Manufactured Housing Contract Trust II
      2,300,000      Series 1997-1, Class B1 ................................................     6.94%  06/10/21          828,839
                  BNC Mortgage Loan Trust
         57,469      Series 2007-2, Class B1 (b) (d) ........................................     2.79%  05/25/37              461
                  Bombardier Capital Mortgage Securitization Corp.
        646,899      Series 1999-B, Class A3 ................................................     7.18%  12/15/15          305,284
                  Captec Franchise Trust
      4,697,426      Series 1999-1, Class D (c) .............................................     8.68%  01/25/13          403,313
                  Citigroup Mortgage Loan Trust, Inc.
      2,301,000      Series 2003-HE3, Class M4 (b) ..........................................     3.29%  12/25/33          246,624
                  Conseco Finance Securitizations Corp.
      2,270,266      Series 1999-6, Class M1 (c) ............................................     7.96%  06/01/30          116,682
      1,700,000      Series 2001-3, Class M1 ................................................     7.15%  05/01/33          732,540
      3,000,000      Series 2002-2, Class M2 ................................................     9.16%  03/01/33        1,565,500
                  EMAC Owner Trust, LLC
      3,081,251      Series 1998-1, Class A3 (d) ............................................     6.63%  01/15/25        1,848,751
      2,319,165      Series 2000-1, Class A1 (d) ............................................     7.06%  01/15/27          760,709
      2,758,638      Series 2000-1, Class A2 (d) ............................................     7.06%  01/15/27          904,861
                  FMAC Loan Receivables Trust
      1,567,230      Series 1996-B, Class A2 (b) (d) ........................................     3.84%  11/15/18          626,892
      9,889,581      Series 1997-C, Class AX, IO (c) ........................................     2.13%  12/15/19          370,859
      6,000,000      Series 1998-CA, Class A3 (d) ...........................................     6.99%  09/15/20        3,000,000
                  Green Tree Financial Corp.
      1,752,291      Series 1996-6, Class B1 ................................................     8.00%  09/15/27          472,165
     11,262,294      Series 1999-4, Class M1 ................................................     7.60%  05/01/31          762,144
                  GSAMP Trust
        985,032      Series 2006-S3, Class A2 ...............................................     5.77%  05/25/36           74,311
        862,203      Series 2006-S5, Class A1 (b) ...........................................     0.38%  09/25/36           17,046
                  Halyard Multi Asset CBO I, Ltd.
      1,774,477      Series 1A, Class B (b) (c) .............................................     3.20%  03/24/10          106,469
                  IMC Home Equity Loan Trust
      3,086,972      Series 1997-3, Class B .................................................     7.87%  08/20/28          567,213
      4,542,493      Series 1997-5, Class B .................................................     7.59%  11/20/28          786,260
                  Independence lll CDO, Ltd.
      2,058,491      Series 3A, Class C1 (b) (c) ............................................     3.09%  10/03/37          132,670
                  Liberty Square CDO, Ltd.
      2,169,823      Series 2001-1X, Class C (b) (c) ........................................     3.78%  04/15/13           21,698
                  Long Beach Mortgage Loan Trust
      1,934,955      Series 2006-A, Class A2 ................................................     5.55%  05/25/36          135,447

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2009 (UNAUDITED)

   PRINCIPAL                                                                                              STATED
     VALUE                                        DESCRIPTION                                   COUPON   MATURITY        VALUE
---------------   ---------------------------------------------------------------------------   ------   --------   --------------
ASSET-BACKED SECURITIES - (CONTINUED)
                  Longhorn CDO, Ltd.
      1,947,253      Series 1, Class C (b) (c) ..............................................     7.21%  05/10/12   $           19
                  Merit Securities Corp.
      8,506,000      Series 13, Class M2 ....................................................     7.97%  12/28/33        3,146,537
                  Morgan Stanley Capital I, Inc.
        752,487      Series 2004-NC5, Class B4 (b) (c) ......................................     4.04%  05/25/34           16,928
                  Oakwood Mortgage Investors, Inc.
      1,367,104      Series 1999-B, Class M1 ................................................     7.18%  12/15/26          273,985
      2,333,745      Series 2001-C, Class A3 (d) ............................................     6.61%  02/15/21          950,344
                  Park Place Securities, Inc.
      2,179,209      Series 2005-WCW3, Class M11 (b) (c) ....................................     2.79%  08/25/35           10,112
                  Rosedale CLO, Ltd.
      4,000,000      Series I-A, Class II (c) ...............................................       (f)  07/24/21           40,000
                  Signature 5, Ltd.
      1,129,120      Series 5A, Class C (c) .................................................    12.56%  10/27/12          146,684
                  Soundview Home Equity Loan Trust
      1,884,000      Series 2007-OPT3, Class M10 (b) (c) ....................................     2.79%  08/25/37           32,687
                  Structured Asset Securities Corp.
      3,000,000      Series 2002-HF2, Class M3 (b) ..........................................     3.29%  07/25/32          663,231
                  UCFC Manufactured Housing Contract
        913,000      Series 1996-1, Class M .................................................     7.90%  01/15/28          506,662
                                                                                                                    --------------
                  TOTAL ASSET-BACKED SECURITIES
                  (Cost $57,744,365) ........................................................                           27,348,968
                                                                                                                    --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
                  Bear Stearns Alt-A Trust
      1,999,672      Series 2006-8, Class 2A2 ...............................................     5.33%  08/25/46          339,106
                  Countrywide Alternative Loan Trust
      3,267,748      Series 2005-56, Class M4 (b) ...........................................     1.21%  11/25/35          178,550
                  Countrywide Home Loans, Inc.,
                     Pass-Through Certificates
        728,457      Series 2004-23, Class B4 (b). ..........................................     1.54%  11/25/34           11,145
                  Deutsche Alt-A Securities, Inc.
                     Mortgage Loan Trust
      3,001,012      Series 2007-OA4, Class M10 (b) .........................................     3.29%  08/25/47           46,726
                  HarborView Mortgage Loan Trust
        612,386      Series 2004-2, Class B5 (b) ............................................     1.29%  06/19/34            6,883
        661,557      Series 2004-8, Class B5 (b) ............................................     1.54%  11/19/34            9,659
                                                                                                                    --------------
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost $6,093,027) .........................................................                              592,069
                                                                                                                    --------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
                  Banc of America Large Loan, Inc.
      1,000,000      Series 2005-MIB1, Class L (b) (c) ......................................     3.29%  03/15/22          100,157
                  GE Capital Commercial Mortgage Corp.
        955,269      Series 2000-1, Class G (c). ............................................     6.13%  01/15/33          229,577

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2009 (UNAUDITED)


   PRINCIPAL                                                                                              STATED
     VALUE                                        DESCRIPTION                                   COUPON   MATURITY        VALUE
---------------   ---------------------------------------------------------------------------   ------   --------   --------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - (CONTINUED)
                  LB-UBS Commercial Mortgage Trust
      4,948,222      Series 2001-C7, Class S (c). ...........................................     5.87%  11/15/33   $       34,192
                  Morgan Stanley Capital I, Inc.
      5,000,000      Series 2003-IQ5, Class O (c). ..........................................     5.24%  04/15/38          354,952
                                                                                                                    --------------
                  TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                  (Cost $3,722,374) .........................................................                              718,878
                                                                                                                    --------------
CORPORATE BONDS AND NOTES - 6.5%
        600,000   AMC Entertainment, Inc. (d) ...............................................     8.75%  06/01/19          594,000
        600,000   Charter Communications Operating LLC/Charter
                     Communications Operating Capital (d) (i) ...............................     8.38%  04/30/14          601,500
        400,000   Ford Motor Credit Co. LLC .................................................     7.50%  08/01/12          369,422
      1,500,000   Lexington Precision Corp., Units (e) (g) ..................................       (f)  08/01/10          964,950
        300,000   MGM MIRAGE (d) ............................................................    10.38%  05/15/14          323,250
                                                                                                                    --------------
                  TOTAL CORPORATE BONDS AND NOTES
                  (Cost $3,090,356) .........................................................                            2,853,122
                                                                                                                    --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 62.8%
      6,250,000   FannieMae, September (h) ..................................................     5.50%     TBA          6,456,056
      4,500,000   FannieMae, September (h) ..................................................     6.00%     TBA          4,701,798
                  FannieMae-ACES
      6,218,137      Series 1998-M7, Class N, IO ............................................     0.45%  05/25/36           90,519
      6,500,000   Federal Home Loan Bank. ...................................................       (f)  08/04/09        6,499,987
      6,250,000   Government National Mortgage Association,
                     September (h) ..........................................................     5.00%     TBA          6,392,594
                  Government National Mortgage Association
     61,145,461      Series 2001-44, Class IO, IO ...........................................     0.37%  07/16/41          770,653
     36,365,309      Series 2003-59, Class XA, IO ...........................................     2.06%  06/16/34        2,469,237
                                                                                                                    --------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                  (Cost $28,088,617) ........................................................                           27,380,844
                                                                                                                    --------------
STRUCTURED NOTES - 2.3%
                  Babson CLO, Ltd.
      5,000,000      Series 2005-1A, Subordinated Note (c) ..................................       (f)  04/15/19          850,000
                  Flagship CLO
      1,000,000      Series 2005-4I, Subordinated Note (c) ..................................       (f)  06/01/17           40,000
                  MM Community Funding III
      6,500,000      Series 3A, Subordinated Notes (c) ......................................       (f)  05/01/32           97,500
      2,000,000   Preferred Term Securities XXV, Ltd.(c) ....................................       (f)  06/22/37              200
                                                                                                                    --------------
                  TOTAL STRUCTURED NOTES
                  (Cost $3,221,190) .........................................................                              987,700
                                                                                                                    --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2009 (UNAUDITED)

    SHARES                                                  DESCRIPTION                                                  VALUE
---------------   -----------------------------------------------------------------------------------------------   --------------
PREFERRED SECURITIES - 0.9%
          3,000   AMMC CLO IV, Ltd. (c) (f) .....................................................................   $       60,000
          2,000   Babson CLO, Ltd. (c) (f) ......................................................................          140,000
          3,500   Independence III CDO, Ltd., Series 3A, Class PS (c) (f) .......................................           87,500
          4,775   Pro Rata Funding, Ltd., Inc. (c) (f) ..........................................................           47,750
          2,000   Soloso CDO, Ltd., Series 2005-1 (c) (f) .......................................................           20,000
          3,000   White Marlin CDO, Ltd., Series AI (c) (e) (f) .................................................           15,000
                                                                                                                    --------------
                  TOTAL PREFERRED SECURITIES
                  (Cost $2,370,540) .............................................................................          370,250
                                                                                                                    --------------
                  TOTAL INVESTMENTS - 138.2% ....................................................................       60,251,831
                  (Cost $104,330,469) (j)
                  NET OTHER ASSETS AND LIABILITIES - (38.2%) ....................................................      (16,657,637)
                                                                                                                    --------------
                  Net Assets - 100.0% ...........................................................................   $   43,594,194
                                                                                                                    ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2009.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (See Note 1C - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Hyperion Brookfield Asset Management, Inc., the Fund's investment sub-advisor. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgement. At July 31, 2009, securities noted as such amounted to $16,286,801 or 37.4% of net assets.

(e)  The issuer is in default. Income is not being accrued.

(f)  Zero coupon bond.

(g) Security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.

(h)  Security purchased on a forward commitment basis.

(i) The issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(j) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,558,828 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $58,637,466.

ACES Alternative Credit Enhancement Securities

CBO  Collateralized Bond Obligation

CDO  Collateralized Debt Obligation

CLO  Collateralized Loan Obligation

IO   Interest Only Security

TBA To be announced, maturity date not yet established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2009 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of July 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                   LEVEL 2       LEVEL 3
                                                        TOTAL MARKET   LEVEL 1   SIGNIFICANT   SIGNIFICANT
                                                          VALUE AT      QUOTED    OBSERVABLE   UNOBSERVABLE
                                                         07/31/2009     PRICE       INPUTS        INPUTS
                                                        ------------   -------   -----------   ------------
Asset-Backed Securities .............................    $27,348,968     $--     $21,198,852    $6,150,116
Collateralized Mortgage Obligations .................        592,069      --         592,069            --
Commercial Mortgage-Backed Securities ...............        718,878      --         718,878            --
Corporate Bonds and Notes ...........................      2,853,122      --       1,888,172       964,950
U.S. Government Agency Mortgage-Backed Securities ...     27,380,844      --      27,380,844            --
Structured Notes ....................................        987,700      --             200       987,500
Preferred Securities ................................        370,250      --              --       370,250
                                                         -----------     ---     -----------    ----------
TOTAL INVESTMENTS ...................................    $60,251,831     $--     $51,779,015    $8,472,816
                                                         ===========     ===     ===========    ==========

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT
UNOBSERVABLE INPUTS (LEVEL 3)                     INVESTMENTS
----------------------------------------------    ------------
Balance as of October 31, 2008 ...............    $ 37,958,764
Transfers in (out) of Level 3 ................      (3,145,884)
Net realized gains (losses) ..................     (25,311,545)
Net unrealized appreciation (depreciation) ...       1,823,570
Net purchases (sales) ........................      (2,852,089)
                                                  ------------
Balance as of July 31, 2009 ..................    $  8,472,816
                                                  ============

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                            JULY 31, 2009 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund II (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price on the business day as of which such value is being determined or, if no sales are reported on such day (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. The Fund values mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by dealers who make markets in such securities or by independent pricing services approved by the Fund's Board of Trustees which use information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. The Fund's Portfolio of Investments includes investments with a value of $8,472,816 (14.1% of total investments) as of July 31, 2009, whose values have been determined based on prices supplied by dealers and investments with a value of $51,779,015 (85.9% of total investments), whose values have been determined based on prices supplied by independent pricing services. These values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

Debt securities having a remaining maturity of less than sixty days when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation for a particular security, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. A variety of factors may be considered in determining the fair value of such securities including 1) the fundamental business data relating to the issuer; 2) an evaluation of the forces which influence the market in which these securities are purchased and sold; 3) type of holding; 4) financial statements of the issuer; 5) cost at date of purchase;
6) credit quality and cash flow of the issuer based on external analysis; 7) information as to any transactions in or offers for the holding; 8) price and extent of public trading in similar securities of the issuer/borrower, or comparable companies; and 9) other relevant factors. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale.

The Fund invests a significant portion of its assets in below-investment grade debt securities, including mortgage-backed securities, asset-backed securities, corporate bonds and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Instability in the markets for fixed income securities, particularly mortgage-backed and asset-backed securities, has resulted in increased volatility and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                            JULY 31, 2009 (UNAUDITED)

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described as follows:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the Level 3 roll-forward disclosure for each major security type.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of July 31, 2009 is included in the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At July 31, 2009, the Fund had no when-issued or delayed-delivery purchase commitments.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2009, the Fund held restricted securities as shown in the table below that the sub-advisor, Hyperion Brookfield Asset Management, Inc., has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                     CARRYING                            % OF
                                                         ACQUISITION    PRINCIPAL     VALUE      CARRYING                 NET
SECURITY                                                     DATE     VALUE/SHARES  PER SHARE      COST        VALUE    ASSETS
-------------------------------------------------------  -----------  ------------  ---------  -----------  ----------  ------
ABCLO, Ltd.
   Series 2007-1A, Class D, 4.41%, 04/15/21                04/25/07    $ 1,533,168    $ 6.11   $ 1,505,664  $   93,615   0.22%
AMMC CLO IV, Ltd.                                          02/26/07          3,000      2.00     1,073,533      60,000   0.14
Argent Securities, Inc.
   Series 2004-PW1, Class M10, 3.54%, 06/25/34             04/04/06    $   836,682      0.64         1,966       5,393   0.01
Babson CLO, Ltd                                            03/31/06          2,000      7.00       409,507     140,000   0.32
Babson CLO, Ltd.
   Series 2005-1A, Subordinated Note, Zero Coupon,
      04/15/19                                             08/17/06    $ 5,000,000     17.00     1,535,420     850,000   1.95

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                            JULY 31, 2009 (UNAUDITED)

                                                                                     CARRYING                            % OF
                                                         ACQUISITION    PRINCIPAL     VALUE      CARRYING                 NET
SECURITY                                                     DATE     VALUE/SHARES  PER SHARE      COST        VALUE    ASSETS
-------------------------------------------------------  -----------  ------------  ---------  -----------  ----------  ------
Banc of America Large Loan, Inc.
   Series 2005-MIB1, Class L, 3.29%, 03/15/22              06/26/06    $ 1,000,000    $10.02   $ 1,003,337  $  100,157   0.23%
Captec Franchise Trust
   Series 1999-1, Class D, 8.68%, 01/25/13                 09/07/06    $ 4,697,426      8.59     1,453,720     403,313   0.93
Conseco Finance Securitizations Corp.
   Series 1999-6, Class M1, 7.96%, 06/01/30                04/27/06    $ 2,270,266      5.14            --     116,682   0.27
Flagship CLO
   Series 2005-4I, Subordinated Note, Zero Coupon,
      06/01/17                                             04/17/06    $ 1,000,000      4.00       308,594      40,000   0.09
FMAC Loan Receivables Trust
   Series 1997-C, Class AX, IO, 2.13%, 12/15/19            07/31/06    $ 9,889,581      3.75       519,134     370,859   0.85
GE Capital Commercial Mortgage Corp.
   Series 2000-1, Class G, 6.13%, 01/15/33                 06/06/06    $   955,269     24.03       940,135     229,577   0.53
Halyard Multi Asset CBO I, Ltd
   Series 1A, Class B, 3.20%, 03/24/10                     04/11/06    $ 1,774,477      6.00       340,481     106,469   0.24
Independence III CDO, Ltd.
   Series 3A, Class C1, 3.09%, 10/03/37                    12/27/06    $ 2,058,491      6.45     1,251,919     132,670   0.30
   Series 3A, Class PS                                     04/11/06          3,500      2.50        70,000      87,500   0.20
LB-UBS Commercial Mortgage Trust
   Series 2001-C7, Class S, 5.87%, 11/15/33                04/25/06    $ 4,948,222      0.69     1,457,561      34,192   0.08
Liberty Square CDO, Ltd.
   Series 2001-1X, Class C, 3.78%, 04/15/13                07/05/06    $ 2,169,823      1.00     2,006,357      21,698   0.05
Longhorn CDO, Ltd.
   Series 1, Class C, 7.21%, 05/10/12                      04/04/06    $ 1,947,253      0.00       462,335          19   0.00
MM Community Funding III
   Series 3A, Subordinated Notes, Zero Coupon, 05/01/32    04/12/06    $ 6,500,000      1.50     1,337,176      97,500   0.22
Morgan Stanley Capital I, Inc.
   Series 2003-IQ5, Class O, 5.24%, 04/15/38               10/19/06    $ 5,000,000      7.10       321,341     354,952   0.81
   Series 2004-NC5, Class B4, 4.04%, 05/25/34              06/14/06    $   752,487      2.25       708,394      16,928   0.04
Park Place Securities, Inc.
   Series 2005-WCW3, Class M11, 2.79%, 08/25/35            12/26/07    $ 2,179,209      0.46       201,546      10,112   0.02
Preferred Term Securities XXV, Ltd.
   Zero Coupon, 06/22/37                                   03/27/07    $ 2,000,000      0.01        40,000         200   0.00
Pro Rata Funding, Ltd., Inc.                               04/11/06          4,775      1.00       447,500      47,750   0.11
Rosedale CLO, Ltd.
   Series I-A, Class II, Zero Coupon, 07/24/21             04/26/06    $ 4,000,000      1.00       815,742      40,000   0.09
Signature 5, Ltd.
   Series 5A, Class C, 12.56%, 10/27/12                    05/21/07    $ 1,129,120     12.99     1,127,465     146,684   0.34
Soloso CDO, Ltd.
   Series 2005-1                                           04/24/06          2,000      1.00        40,000      20,000   0.05
Soundview Home Equity Loan Trust
   Series 2007-OPT3, Class M10, 2.79%, 08/25/37            06/21/07    $ 1,884,000      1.74     1,701,208      32,687   0.08
White Marlin CDO, Ltd.
   Series AI                                               06/01/07          3,000      0.50       300,000      15,000   0.03
                                                                       -----------             -----------  ----------   ----
                                                                       $63,543,749             $21,380,035  $3,573,957   8.20%
                                                                       ===========             ===========  ==========   ====

D. INTEREST ONLY SECURITIES:

An interest only security ("IO Security") is the interest only portion of a mortgage-backed security ("MBS") that receives some or all of the interest portion of the underlying MBS and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These investments are identified on the Portfolio of Investments.

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                            JULY 31, 2009 (UNAUDITED)

                              2. SUBSEQUENT EVENTS

On June 30, 2009, First Trust announced that the Board of Trustees of the Fund voted to approve Hyperion Brookfield Asset Management, Inc. ("Hyperion") as investment sub-advisor to the Fund, replacing Valhalla Capital Partners, LLC. The Fund has entered into an interim investment sub-advisory agreement with First Trust and Hyperion, as investment sub-advisor, effective June 29, 2009. Unless otherwise terminated in accordance with its terms, the interim sub-advisory agreement will remain in effect until the earlier of November 26, 2009 or until a new sub-advisory agreement with Hyperion is approved by the shareholders of the Fund.

Subject to shareholder approval, the Board of Trustees of the Fund also approved a change in the Fund's industry concentration policy to provide that the Fund may not purchase any security if, as a result of the purchase, 25% or more of the Fund's total assets (taken at current value) would be invested in the securities of borrowers and other issuers having their principal business activities in the same industry; provided, that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. Currently, the Fund's industry concentration policy states that it will invest at least 25% of its total assets in residential mortgage-backed securities under normal market conditions.

Shareholders of the Fund will be asked to vote on a proposal to approve the new investment sub-advisory agreement with Hyperion as well as the above-referenced proposal to change the industry concentration policy for the Fund at a joint special meeting of shareholders to be held on October 14, 2009. Any solicitation of proxies made in connection with this shareholder meeting will only be made pursuant to separate proxy materials filed with the U.S. Securities and Exchange Commission ("SEC") under applicable federal securities laws. There can be no assurance that the necessary percentage of the shareholders of the Fund will vote to approve Hyperion as the new investment sub-advisor or the change in the industry concentration policy. Proxy materials in connection with the joint special meeting of shareholders to be held on October 14, 2009 were mailed to shareholders on or about August 24, 2009, and are available on the Fund's website at http://www.ftportfolios.com or the SEC's website at http://www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND II

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President
                           and Chief Executive Officer
                           (principal executive officer)

Date     9/23/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President
                           and Chief Executive Officer
                           (principal executive officer)

Date     9/23/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     9/23/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.